Note 8 - Subsequent Events (Detail) (USD $)					0 Months Ended
	Apr. 07, 2011	Apr. 04, 2013 Subsequent Event [Member] Old Price [Member] Warrants To Be Re-Priced [Member]	Apr. 04, 2013 Subsequent Event [Member] New Price [Member] Warrants To Be Re-Priced [Member]	Apr. 04, 2013 Subsequent Event [Member] Warrants To Be Re-Priced [Member]	Feb. 11, 2013 Subsequent Event [Member] Mining Option Purchase Agreement - Perth Claims [Member]
Percentage of Interest in Claims To Be Acquired					100.00%
Option Agreement Term					48 months
Option Agreement, Semi-Annual Payments, Amount (in Dollars)					$ 1,000,000
Option Agreement, Accumulated Expenditures To Be Incurred (in Dollars)					$ 3,500,000
Royalty Percentage of Mineral Sales					1.50%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				6,919,666
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.50	0.50	0.10